Cover	Dec. 19, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 23, 2022, AF Acquisition Corp. filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission. This amendment to Form 8-K supplements the Original Form 8-K with the per-share redemption price for the Public Shares (as defined below) provided by Continental Stock Transfer and Trust Company. Except as described above, all other information in the Original 8-K remains unchanged.
Document Period End Date	Dec. 19, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40248
Entity Registrant Name	AF ACQUISITION CORP.
Entity Central Index Key	0001841661
Entity Tax Identification Number	86-1456857
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	241 Bradley Place – Suite C
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	(561)
Local Phone Number	838-9494
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	AFAQU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	AFAQ
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	AFAQW
Security Exchange Name	NASDAQ